Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 65,894	$ 40,113	$ 34,442
Less: income tax benefit	12,153	8,277	7,407
Net share-based compensation expense	53,741	31,836	27,035
Excess tax benefit realized for the tax deductions of share-based arrangements	3,989	4,740	5,237
Excess tax benefit realized for the tax deductions of share-based arrangements			5,200
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,493	2,879	2,641
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	5,810	6,457	6,102
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7,947	9,372	6,820
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	23,706	21,405	19,614
Restructuring, acquisition, integration and other, net
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 25,938	$ 0	$ (735)